Significant accounting policies - Contract costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant accounting policies
Amount of capitalized costs recognized in the consolidated statements of comprehensive income	¥ 22,155	¥ 18,365	¥ 12,318